Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
The contractual obligations schedule set forth below summarizes our contractual obligations as of June 30, 2023.

	2023	2024	2025	2026	2027	Thereafter	Total
	(in thousands)
Secured term loan facilities and revolving credit facilities	$61,226	$123,024	$292,616	$107,216	$67,540	$202,548	$854,170
Ethylene Export Terminal capital contributions (1)	34,000	79,000	2,348	—	—	—	115,348
2020 Bonds	—	—	100,000	—	—	—	100,000
Office operating leases(2)	149	1,016	1,265	1,054	1,264	—	4,748
Navigator Aurora Facility(3)	—	—	—	44,701	—	—	44,701
Total contractual obligations	$95,375	$203,040	$396,229	$152,971	$68,804	$202,548	$1,118,967

1     We have committed to invest further in terminal infrastructures, such as expanding our existing Ethylene Export Terminal. The remaining capital contributions required from us to the Export Terminal Joint Venture for the Terminal Expansion Project are expected to be approximately $115.3 million.
[2]     The Company occupies office space in London with a lease that commenced in January 2022 for a period of 10 years with a mutual break option in January 2027, which is the fifth anniversary of the lease commencement date. The annual gross rent under this lease is approximately $1.1 million, with an initial rent-free period of 27 months, of which 13 months of the rent free period is repayable in the event that the break option is exercised.
        The Company entered into a lease for office space in Houston that expires on March 31, 2025. The annual gross rent under this lease is approximately $60,000.
        The lease term for our representative office in Gdynia, Poland was revised during 2021 for an amended period to May 31, 2025. The gross rent per year is approximately $64,000.
    The Company occupies office space in Copenhagen, Denmark with a lease that commenced in September 2021 that expires in June 2025. The gross rent per year is approximately $180,000.
        The weighted average remaining contractual lease term for the above four office leases on June 30, 2023, was 3.39 years (December 31, 2022: 3.89 years).
3 The Navigator Aurora Facility is a loan facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 15—Variable Interest Entities to our consolidated financial statements.